Stock Compensation Plan (Details) - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Incentive stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			2,974
Number of additional shares authorized	3,166
Incentive stock options | Vesting at the end of the first year for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		48 months
Vesting percentage		25.00%
Incentive stock options | Vesting every 3 months thereafter for the next 36 months for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		36 months
Nonqualified stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		10 years
Nonqualified stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		30 months